Going Concern (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		26 Months Ended	35 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Dec. 31, 2013
Going Concern (Textual)
NET (LOSS)	$ (8,645)	$ (9,819)	$ (27,963)	$ (27,884)	$ (37,589)	$ (29,945)	$ (76,269)	$ (104,232)
Working capital	$ (79,000)		$ (79,000)		$ (51,000)		$ (51,000)	$ (79,000)